Schedule of deposits prepaid expenses and other current assets (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deposits Prepaid Expenses And Other Current Assets
Deposits	$ 154	$ 209	$ 209
Prepayments	2,696	3,653	120
Other receivables		259	173
Other receivables	191
Provision for expired credits	111	150	158
Total deposits, prepaid expenses and other current assets	$ 3,152	$ 4,271	$ 660